Gross Asset Value and Accumulated Amortization for Machinery and Equipment Recorded under Capital Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Machinery and equipment under capital leases	$ 23,117	$ 19,379
Less accumulated amortization	(8,077)	(5,102)
Total	$ 15,040	$ 14,277